American Depositary Shares ("ADS") Plan (Details) - shares	1 Months Ended
	Sep. 30, 2015	Dec. 31, 2017
American Depositary Shares ("ADS") Plan (Textual)
Ordinary shares issued	4,000,000
Exercise of options and vesting of granted shares		2,298,695
2004 Plan and 2014 Plan [Member]
American Depositary Shares ("ADS") Plan (Textual)
Exchanged received	800,000